Note 5 - Credit Assets, Net of Allowance for Credit Losses (Details Textual)	Jan. 31, 2026	Nov. 01, 2025
Satisfactory Grade Loans [Member]
Statement Line Items [Line Items]
Percentage of Lending Assets	98.00%	97.00%